UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:  	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER           Providence, Rhode Island   May 9, 2001
  ---------------------         ------------------------   ----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:           $107,875

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ALLEGHANY CORP DEL        COM      017175100     11,140      55,700   SH             SOLE                  55,700
BOCA RESORTS INC          CL A     09688T106     28,685   2,472,850   SH             SOLE               2,472,850
CRONOS GROUP N V          ORD      L20708100      6,104   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A     247131105     16,022     541,300   SH             SOLE                 541,300
FIDELITY NATL FINL INC    COM      316326107      2,725     101,800   SH             SOLE                 101,800
GLENAYRE TECHNOLOGIES     COM      377899109      3,647   1,691,200   SH             SOLE               1,691,200
  INC
HEARTLAND PARTNERS L P    UT LTD   422357103        916      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      1,709     517,921   SH             SOLE                 517,921
IDT CORP                  COM      448947101      8,219     405,900   SH             SOLE                 405,900
INNKEEPERS USA TR         PFD CV A 4576J0302      1,642      84,000   SH             SOLE                  84,000
	8.625
LIQUID AUDIO              COM      53631T102      2,511   1,030,000   SH             SOLE               1,030,000
MAXXAM INC                COM      577913106      2,124     163,350   SH             SOLE                 163,350
MEDQUIST INC              COM      584949101      5,656     260,800   SH             SOLE                 260,800
R H DONNELLEY CORP        COM NEW  74955W307     11,122     383,500   SH             SOLE                 383,500
STRAYER ED INC            COM      863236105      5,103     145,800   SH             SOLE                 145,800
XIRCOM INC                COM      983922105        550      22,000   SH             SOLE                  22,000

